Document And Entity Information	Nov. 05, 2026
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 05, 2026
Entity Registrant Name	CytomX Therapeutics, Inc.
Entity Central Index Key	0001501989
Entity Emerging Growth Company	false
Entity File Number	001-37587
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	27-3521219
Entity Address, Address Line One	5959 Horton Street
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Emeryville
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94608
City Area Code	650
Local Phone Number	515-3185
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.00001 par value per share
Trading Symbol	CTMX
Security Exchange Name	NASDAQ
Former Address [Member]
Document Information [Line Items]
Entity Address, Address Line One	151 Oyster Point Blvd., Suite 400
Entity Address, City or Town	South San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94080